DEBT AND CREDIT FACILITIES 8 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Industrial Development Bonds [Line Items]
Payments To Acquire Industrial Development Bonds	$ 0	$ 3	$ 53	$ 84	$ 42	$ 75
Industrial Development Bonds, Interest Rate, Stated Percentage	4.50%
Redemption of industrial development bonds				180
Maximum Long-term Debt Available, Industrial Development Bonds	265
Total Payments To Acquire Industrial Development Bonds	$ 257